Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q1PH

Statements of Investments
(unaudited)
Franklin Payout 2021 Fund 2
Franklin Payout 2022 Fund 4
Notes to Statements of Investments 7

Franklin Fund Allocator Series
Statement of Investments (unaudited), August 31, 2021
Franklin Payout 2021 Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 42.7%
Aerospace & Defense 2.4%
Boeing Co. (The) , Senior Note , 2.35% , 10/30/21 .............. United States 100,000 $ 100,331
Beverages 2.4%
PepsiCo, Inc. , Senior Note , 1.7% , 10/06/21 .................. United States 100,000 100,018
Biotechnology 3.7%
AbbVie, Inc. , Senior Note , 3.375% , 11/14/21 ................. United States 50,000 50,320
Gilead Sciences, Inc. , Senior Note , 4.4% , 12/01/21 ............ United States 100,000 100,000
150,320
Chemicals 2.4%
Air Products and Chemicals, Inc. , Senior Note , 3% , 11/03/21 ..... United States 100,000 100,474
Consumer Finance 4.9%
Caterpillar Financial Services Corp. , Senior Note , 1.931% , 10/01/21 United States 100,000 100,153
John Deere Capital Corp. , Senior Note , 3.15% , 10/15/21 ........ United States 100,000 100,340
200,493
Diversified Telecommunication Services 2.5%
a
Telstra Corp. Ltd. , Senior Bond , 144A, 4.8% , 10/12/21 .......... Australia 100,000 100,503
Electrical Equipment 2.4%
Emerson Electric Co. , Senior Note , 2.625% , 12/01/21 .......... United States 100,000 100,414
Food & Staples Retailing 2.4%
Kroger Co. (The) , Senior Note , 2.95% , 11/01/21 .............. United States 50,000 50,111
Walgreens Boots Alliance, Inc. , Senior Note , 3.3% , 11/18/21 ..... United States 50,000 50,068
100,179
Food Products 1.2%
General Mills, Inc. , Senior Bond , 3.15% , 12/15/21 ............. United States 50,000 50,126
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc. , Senior Note , 3.375% , 11/15/21 ....... United States 100,000 100,247
Household Products 1.2%
Clorox Co. (The) , Senior Bond , 3.8% , 11/15/21 ............... United States 50,000 50,360
Insurance 3.7%
a
New York Life Global Funding , Secured Note , 144A, 1.7% , 9/14/21 United States 100,000 100,044
Prudential Financial, Inc. , Senior Note , 4.5% , 11/16/21 ......... United States 50,000 50,419
150,463
Oil, Gas & Consumable Fuels 2.5%
TotalEnergies Capital SA , Senior Bond , 4.25% , 12/15/21 ........ France 100,000 101,172
Pharmaceuticals 2.5%
Johnson & Johnson , Senior Note , 2.45% , 12/05/21 ............ United States 100,000 100,598
Road & Rail 1.2%
Norfolk Southern Corp. , Senior Bond , 3.25% , 12/01/21 ......... United States 50,000 50,000
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp. , Senior Bond , 3.3% , 10/01/21 .................... United States 100,000 100,255
Tobacco 2.5%
Philip Morris International, Inc. , Senior Note , 2.9% , 11/15/21 ..... United States 100,000 100,541
Total Corporate Bonds (Cost $1,751,591) .......................................
1,756,494

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 9 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 4.9%
Equinor ASA, Senior Note, 2.75%, 11/10/21 .................. Norway 100,000 $ 100,483
European Investment Bank, Senior Note, 2.125%, 10/15/21 ..... Supranational
b
100,000 100,247
Total Foreign Government and Agency Securities (Cost $200,006) ................
200,730
U.S. Government and Agency Securities 17.6%
FFCB, 2%, 12/01/21 ...................................
United States 200,000 200,980
FHLB, 2.625%, 12/10/21 ................................
United States 200,000 201,421
U.S. Treasury Notes ,
1.875%, 11/30/21 .................................... United States 160,000 160,721
2.125%, 12/31/21 .................................... United States 160,000 161,096
Total U.S. Government and Agency Securities (Cost $720,203) ....................
724,218
Municipal Bonds 2.4%
California 2.4%
State of California , GO , 5.7% , 11/01/21 ..................... United States 100,000 100,920
Total Municipal Bonds (Cost $100,500) .........................................
100,920
Total Long Term Investments (Cost $2,772,300) .................................
2,782,362
a
Short Term Investments 32.5%
a a
Country Shares
a
Value
a
Money Market Funds 32.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,340,136 1,340,136
Total Money Market Funds (Cost $1,340,136) ...................................
1,340,136
Total Short Term Investments (Cost $1,340,136 ) .................................
1,340,136
a
Total Investments (Cost $4,112,436) 100.1% ....................................
$4,122,498
Other Assets, less Liabilities (0.1)% ...........................................
(4,795)
Net Assets 100.0% ...........................................................
$4,117,703
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $200,547, representing 4.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), August 31, 2021
Franklin Payout 2022 Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 59.0%
Aerospace & Defense 2.8%
General Dynamics Corp. , Senior Bond , 2.25% , 11/15/22 ........ United States 100,000 $ 101,930
Air Freight & Logistics 2.8%
United Parcel Service, Inc. , Senior Note , 2.45% , 10/01/22 ....... United States 100,000 102,426
Banks 9.8%
Bank of America Corp. , Senior Note , 2.503% , 10/21/22 ......... United States 100,000 100,306
Bank of Montreal , Senior Note , 2.55% , 11/06/22 .............. Canada 100,000 102,525
Citigroup, Inc. , Senior Note , 2.7% , 10/27/22 ................. United States 50,000 51,323
JPMorgan Chase & Co. , Senior Note , 3.25% , 9/23/22 .......... United States 100,000 103,227
357,381
Biotechnology 1.4%
AbbVie, Inc. , Senior Note , 2.9% , 11/06/22 ................... United States 50,000 51,469
Capital Markets 1.5%
Morgan Stanley , Sub. Bond , 4.875% , 11/01/22 ............... United States 50,000 52,573
Consumer Finance 5.7%
American Express Co. , Senior Note , 2.65% , 12/02/22 .......... United States 100,000 103,040
Caterpillar Financial Services Corp. , Senior Note , 2.55% , 11/29/22 United States 100,000 102,875
205,915
Electric Utilities 1.4%
AEP Texas, Inc. , Senior Note , 2.4% , 10/01/22 ................ United States 50,000 51,061
Energy Equipment & Services 2.8%
a
Schlumberger Finance Canada Ltd. , Senior Note , 144A, 2.65% ,
11/20/22 .......................................... United States 100,000 102,470
Entertainment 2.8%
TWDC Enterprises 18 Corp. , Senior Note , 2.35% , 12/01/22 ...... United States 100,000 102,600
Food & Staples Retailing 2.8%
Walmart, Inc. , Senior Note , 2.35% , 12/15/22 ................. United States 100,000 102,624
Health Care Providers & Services 4.2%
CVS Health Corp. , Senior Note , 4.75% , 12/01/22 ............. United States 50,000 52,135
UnitedHealth Group, Inc. , Senior Note , 2.375% , 10/15/22 ....... United States 100,000 102,407
154,542
Household Products 2.8%
Colgate-Palmolive Co. , Senior Note , 2.25% , 11/15/22 .......... United States 100,000 102,529
Insurance 5.6%
a
MassMutual Global Funding II , Senior Secured Note , 144A, 2.5% ,
10/17/22 .......................................... United States 100,000 102,558
a
Swiss Re Treasury US Corp. , Senior Note , 144A, 2.875% , 12/06/22 Switzerland 100,000 102,809
205,367
IT Services 4.2%
Fiserv, Inc. , Senior Note , 3.5% , 10/01/22 .................... United States 50,000 51,335
International Business Machines Corp. , Senior Note , 2.875% ,
11/09/22 .......................................... United States 100,000 103,053
154,388
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc. , Senior Note , 2.65% , 11/15/22 United States 50,000 51,234

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 1.4%
ONEOK Partners LP , Senior Bond , 3.375% , 10/01/22 .......... United States 50,000 $ 51,189
Professional Services 1.4%
Equifax, Inc. , Senior Note , 3.3% , 12/15/22 ................... United States 50,000 51,477
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc. , Senior Note , 3.25% , 12/15/22 .................. United States 50,000 51,262
Tobacco 2.8%
Philip Morris International, Inc. , Senior Note , 2.5% , 11/02/22 ..... United States 100,000 102,361
Total Corporate Bonds (Cost $2,099,080) .......................................
2,154,798
a
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction & Development, Senior Note,
1.875%, 10/07/22 .................................... Supranational
b
100,000 101,942
International Finance Corp., Senior Note, 2%, 10/24/22 ......... Supranational
b
100,000 102,144
Total Foreign Government and Agency Securities (Cost $198,588) ................
204,086
U.S. Government and Agency Securities 18.0%
FHLB ,
1.875%, 12/09/22 .................................... United States 150,000 153,317
2.5%, 12/09/22 ..................................... United States 150,000 154,580
U.S. Treasury Note s ,
1.625%, 11/15/22 .................................... United States 170,000 173,118
2%, 11/30/22 ....................................... United States 170,000 174,022
Total U.S. Government and Agency Securities (Cost $635,203) ....................
655,037
Asset-Backed Securities 4.2%
Banks 1.4%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 50,000 51,101
Consumer Finance 2.8%
American Express Credit Account Master Trust , 2017-7 , A , 2.35% ,
5/15/25 ........................................... United States 100,000 102,448
Total Asset-Backed Securities (Cost $147,176) ..................................
153,549
Total Long Term Investments (Cost $3,080,047) .................................
3,167,470
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 9 .
Short Term Investments 13.4%
a a
Country Shares
a
Value
a
Money Market Funds 13.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 488,479 $ 488,479
Total Money Market Funds (Cost $488,479) .....................................
488,479
Total Short Term Investments (Cost $488,479 ) ..................................
488,479
a
Total Investments (Cost $3,568,526) 100.2% ....................................
$3,655,949
Other Assets, less Liabilities (0.2)% ...........................................
(6,114)
Net Assets 100.0% ...........................................................
$3,649,835
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $307,837, representing 8.4% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-one separate funds, two of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
August 31, 2021, investments in affiliated management investment companies were as follows:

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $593,455 $768,452 $(21,771) $— $— $1,340,136 1,340,136 $21
Total Affiliated Securities .... $593,455 $768,452 $(21,771) $— $— $1,340,136 $21
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $290,824 $224,490 $(26,835) $— $— $488,479 488,479 $9
Total Affiliated Securities .... $290,824 $224,490 $(26,835) $— $— $488,479 $9
Level 1 Level 2 Level 3 Total
Franklin Payout 2021 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 1,756,494 $ — $ 1,756,494
Foreign Government and Agency Securities .... — 200,730 — 200,730
U.S. Government and Agency Securities ....... — 724,218 — 724,218
Municipal Bonds ......................... — 100,920 — 100,920
Short Term Investments ................... 1,340,136 — — 1,340,136
Total Investments in Securities ........... $1,340,136 $2,782,362 $— $4,122,498
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a proposal to liquidate the Funds. The Funds liquidated on September 28, 2021.
Level 1 Level 2 Level 3 Total
Franklin Payout 2022 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,154,798 $ — $ 2,154,798
Foreign Government and Agency Securities .... — 204,086 — 204,086
U.S. Government and Agency Securities ....... — 655,037 — 655,037
Asset-Backed Securities .................. — 153,549 — 153,549
Short Term Investments ................... 488,479 — — 488,479
Total Investments in Securities ........... $488,479 $3,167,470 $— $3,655,949
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
GO General Obligation
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.